INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 12,575	$ 11,277
Total net deferred tax liabilities	(12,575)	(11,277)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(916)	(848)
Total net deferred tax liabilities	916	848
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(48)	(80)
Total net deferred tax liabilities	48	80
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(3,338)	(3,102)
Total net deferred tax liabilities	3,338	3,102
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(1,415)	(705)
Total net deferred tax liabilities	1,415	705
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	18,292	16,012
Total net deferred tax liabilities	$ (18,292)	$ (16,012)